Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 140,143	$ 156,336
Work in progress	32,835	33,588
Finished goods	109,720	129,621
Total inventories	$ 282,698	$ 319,545